Consolidated Statements of Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Public offering	Private placement	Common Stock	Common Stock Public offering	Common Stock Private placement	Additional Paid-In Capital	Additional Paid-In Capital Public offering	Additional Paid-In Capital Private placement	Accumulated Other Comprehensive Income(Loss)	Total Accumulated Deficit
Beginning balance (in shares) at Jan. 31, 2017				12,368,313
Beginning balance at Jan. 31, 2017	$ (4,398)			$ 124			$ 112,995			$ (3,033)	$ (114,484)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of common stock, net of offering costs (in shares)					1,677,850
Issue of common stock, net of offering costs		$ 18,288			$ 17			$ 18,271
Issue of common stock as consideration for a business combination (in shares)				586,854
Issue of common stock as consideration for a business combination	6,689			$ 6			6,683
New share capital issued from exercise of warrants (in shares)				10,000
New share capital issued from exercise of warrants	$ 13						13
Issuance on common stock from exercise of share options (in shares)	0			69,707
Issuance on common stock from exercise of share options	$ 521						521
Stock-based compensation	2,091						2,091
Unrealized loss on foreign currency translation adjustments	(1,314)									(1,314)
Net (loss) / income	$ (26,353)										(26,353)
Ending balance (in shares) at Jan. 31, 2018	14,712,724			14,712,724
Ending balance at Jan. 31, 2018	$ (4,463)			$ 147			140,574			(4,347)	(140,837)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of common stock, net of offering costs (in shares)					1,666,666	15,625,000
Issue of common stock, net of offering costs		$ 19,877	$ 24,500		$ 17	$ 156		$ 19,860	$ 24,344
Issuance on common stock from exercise of share options (in shares)	0			73,584
Issuance on common stock from exercise of share options	$ 133			$ 1			132
Stock-based compensation	6,295						6,295
Unrealized loss on foreign currency translation adjustments	(420)									(420)
Net (loss) / income	$ 9,898										9,898
Ending balance (in shares) at Jan. 31, 2019	32,077,974			32,077,974
Ending balance at Jan. 31, 2019	$ 55,820			$ 321			191,205			(4,767)	(130,939)
Beginning balance (in shares) at Dec. 31, 2018				16,452,976
Beginning balance at Dec. 31, 2018	32,170			$ 165			166,628			(6,571)	(128,052)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of common stock, net of offering costs (in shares)						15,625,000
Issue of common stock, net of offering costs			24,501			$ 156			24,345
Issuance on common stock from exercise of share options (in shares)				20,975
Issuance on common stock from exercise of share options	2						2
Stock-based compensation	604						604
Unrealized loss on foreign currency translation adjustments	(44)									(44)
Net (loss) / income	(13,669)										(13,669)
Ending balance (in shares) at Jun. 30, 2019				32,098,951
Ending balance at Jun. 30, 2019	$ 43,564			$ 321			191,579			(6,615)	(141,721)
Beginning balance (in shares) at Jan. 31, 2019	32,077,974			32,077,974
Beginning balance at Jan. 31, 2019	$ 55,820			$ 321			191,205			(4,767)	(130,939)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of common stock, net of offering costs (in shares)						35,075,690
Issue of common stock, net of offering costs			$ 49,503			$ 351			$ 49,152
Issuance on common stock from exercise of share options (in shares)	0			24,390
Issuance on common stock from exercise of share options	$ 2						2
Stock-based compensation	845						845
Unrealized loss on foreign currency translation adjustments	47									47
Net (loss) / income	$ (28,980)										(28,980)
Ending balance (in shares) at Dec. 31, 2019	67,178,054			67,178,054
Ending balance at Dec. 31, 2019	$ 77,237			$ 672			241,204			(4,720)	(159,919)
Beginning balance (in shares) at Mar. 31, 2019				32,077,976
Beginning balance at Mar. 31, 2019	51,236			$ 321			191,313			(5,360)	(135,038)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance on common stock from exercise of share options (in shares)				20,975
Issuance on common stock from exercise of share options	2						2
Stock-based compensation	264						264
Unrealized loss on foreign currency translation adjustments	(1,255)									(1,255)
Net (loss) / income	(6,683)										(6,683)
Ending balance (in shares) at Jun. 30, 2019				32,098,951
Ending balance at Jun. 30, 2019	$ 43,564			$ 321			191,579			(6,615)	(141,721)
Beginning balance (in shares) at Dec. 31, 2019	67,178,054			67,178,054
Beginning balance at Dec. 31, 2019	$ 77,237			$ 672			241,204			(4,720)	(159,919)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance on common stock from exercise of share options (in shares)				53,846
Issuance on common stock from exercise of share options	3						3
Stock-based compensation	827						827
Unrealized loss on foreign currency translation adjustments	(4,567)									(4,567)
Net (loss) / income	$ (21,554)										(21,554)
Ending balance (in shares) at Jun. 30, 2020	67,231,900			67,231,900
Ending balance at Jun. 30, 2020	$ 51,946			$ 672			242,034			(9,287)	(181,473)
Beginning balance (in shares) at Mar. 31, 2020				67,231,900
Beginning balance at Mar. 31, 2020	66,692			$ 672			241,504			(9,242)	(166,242)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	530						530
Unrealized loss on foreign currency translation adjustments	(45)									(45)
Net (loss) / income	$ (15,231)										(15,231)
Ending balance (in shares) at Jun. 30, 2020	67,231,900			67,231,900
Ending balance at Jun. 30, 2020	$ 51,946			$ 672			$ 242,034			$ (9,287)	$ (181,473)